Expense Example - TCW Conservative Allocation Fund	Mar. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	1,463
Expense Example, with Redemption, 5 Years	2,762
Expense Example, with Redemption, 10 Years	5,837
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096